Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 12 - Income Taxes

A.	Income tax rate

•	The corporate tax rate in Israel relevant to the Company is 23%.
•	The corporate tax rate in the UK relevant to the Company’s subsidiary is 19%.
•	The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

B.	Deferred taxes

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31	December 31
	2022	2021
	USD thousands	USD thousands

Deferred tax assets:
Operating loss and tax credit carryforwards	51,675	30,882
Capitalized research and development expenses	2,098	2,061
Share based compensation	2,070	1,125
Accrued expenses and other items	244	596
Deferred tax assets	56,087	34,664
Valuation allowance	(55,929)	(32,408)
Deferred tax assets, net of valuation allowance	158	2,256

Deferred tax liabilities:
Intangible assets	-	(2,198)
Other items	(69)	-
Deferred tax liabilities	(69)	(2,198)

Net deferred taxes	89	58

The Company’s deferred tax assets and liabilities are included within other long-term assets and other non-current liabilities, respectively, on the consolidated balance sheets.

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences will not be realized and accordingly, a valuation allowance has been recognized.

C.	Income tax expense

The components of the loss before income tax expense were as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Israel	(35,706)	(27,301)	(20,004)
Foreign	(95,220)	(3,411)	39
Total	(130,926)	(30,712)	(19,965)

Income tax expense was as follows:

Current:
Israel	133	87	-
Foreign	44	146	73
Total current tax expense	177	233	73

Deferred:
Foreign	(31)	(11)	3
Total deferred tax expense (benefit)	(31)	(11)	3

Total income tax expense	146	222	76

D.	Reconciliation

A reconciliation of the amount of income tax benefit that would result from applying the Israeli statutory income tax rate to reported income tax expense is as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Loss before income tax expense as reported in the consolidated statements of operations	(130,926)	(30,712)	(19,965)
Statutory income tax rate	23%	23%	23%
Theoretical income tax benefit	(30,113)	(7,063)	(4,592)

Foreign tax rate differentials	2,599	69	1
Non-deductible share-based compensation	1,939	837	288
Revaluation of warrants	(407)	(1,210)	752
Goodwill impairment	10,176	-	-
Contingent consideration income	(2,059)	-	-
Currency transactions gain	-	(1,069)	(1,602)
Change in valuation allowance	18,066	8,688	5,256
Other differences, net	(55)	(30)	(27)

Reported income tax expense	146	222	76

E.	Operating loss carryforwards

As of December 31, 2022, the Company has net operating loss carryforwards in Israel of approximately $156 million that carry forward indefinitely.

As of December 31, 2022, the Company's subsidiaries have net operating loss carryforwards in the US of approximately $54.5 million and in the UK of approximately $22.5 million.

If not utilized, approximately $14 million of federal and state net operating loss carryforwards in the US will expire between the years ended 2033 and 2037. The U.S. subsidiaries’s utilization of federal net operating losses is subject to an annual limitation due to a “change in ownership,” as defined in Section 382 of the Code. The annual limitation may result in the expiration of net operating losses before utilization.

F.	Accounting for uncertainty in income taxes

The Company has reviewed the tax positions taken, or to be taken, in its tax returns for all tax years currently open to examination by a taxing authority. As of December 31, 2022 and 2021, the Company has not recorded any material uncertain tax position liability.

G.	Income tax assessments

The Company has final tax assessments for all years up to and including the tax year ended December 31, 2017.